Share Capital Authorized (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Issues and Outsatnding

Issued and Outstanding

	2025		2024

December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital

Opening balance	124,143,179	$505	123,956,865	$504

Exercise of stock options	437,600	3	186,314	1

Shares repurchased - NCIB	(2,779,000)	(10)	-	-

Closing balance	121,801,779	$498	124,143,179	$505